Material accounting policies and use of significant judgements and estimates - Related Parties (Details) - Total for all related parties - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Total	$ 3,352,207	$ 2,620,796
Accrued expenses - related parties to Accrued expenses | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		236,548
Accrued expenses - related parties to Loans and borrowings | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		43,138
Other current liabilities to Accrued expenses | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		283,212
Other current liabilities to Loans and borrowings | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		18,644
Other current liabilities - related parties to Other liabilities | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		39,644
Interest-bearing current liabilities - related parties to Loans and borrowings | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		83,663
Interest-bearing current liabilities - related parties to Lease liabilities | Impact of presentation changes
Disclosure of transactions between related parties [line items]
Total		$ 16,999